Summary of Significant Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 Restatement discloses the nature of the restatement adjustments and shows the impact of the restatement on the Consolidated Balance Sheets and Consolidated Statements of Operations and Comprehensive Loss as of and for the year ended December 31, 2020. In addition, Note 2 Restatement discloses the restated interim financial information for the relevant unaudited condensed consolidated financial statements of Legacy Wejo as of and for the three months ended March 31, 2021, the three and six months ended June 30, 2021 and the three and nine months ended September 30, 2021.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements for the year ended December 31, 2021, include the accounts of the Company, and its subsidiaries, based upon information of Wejo Group Limited after giving effect to the transaction with Virtuoso completed on November 18, 2021. The comparative financial information for the year ended December 31, 2020 is based upon information of Legacy Wejo, prior to giving effect to the Business Combination. Prior to the Business Combination, Wejo Group Limited had no material operations, assets or liabilities. Upon closing of the Business Combination, outstanding capital stock of legacy shareholders of Legacy Wejo was converted to Wejo Group Limited’s common stock, in an amount determined by application of the respective exchange ratio (“Exchange Ratio”) for each share class, which was based on Legacy Wejo’s implied price per share prior to the Business Combination. For periods prior to the Business Combination, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its subsidiaries. All intercompany transactions have been eliminated upon consolidation.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of Wejo Group Limited is in US dollars ("US $"). The functional currency of the Company's operating subsidiary, Wejo Limited, is British pounds sterling. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in Other income, net in the Consolidated Statements of Operations and Comprehensive Loss. The Company recorded foreign exchange gains of $0.2 million and less than $0.1 million for the years ended December 31, 2021 and 2020, respectively.

For financial reporting purposes, the consolidated financial statements of the Company have been presented in the U.S. dollar, the reporting currency. The financial statements of the Company are translated from each relevant functional currency into the reporting currency as follows: assets and liabilities are translated at the exchange rates at the balance sheet dates, revenue, expenses and other expense, net are translated at the average exchange rates and shareholders’ equity (deficit) is translated based on historical exchange rates. Translation adjustments are not included in determining net loss but are included as a foreign exchange adjustment to Other comprehensive (loss) income, a component of Shareholders’ equity (deficit).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the fair value of the common shares, derivative liability, Advanced Subscription Agreements, Forward Purchase Agreement, exchangeable right liability, warrant liabilities, income taxes, software development costs and the estimate of useful lives with respect to developed software, warrants, and accounting for share-based compensation. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Concentrations of Credit Risk

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that subject the Company to credit risk consist solely of cash. The Company places cash in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Off-Balance-Sheet Risk

Financial instruments that subject the Company to credit risk consist solely of cash. The Company places cash in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Cash	Cash Cash consist of cash on hand which is unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.
Accounts Receivable

Accounts Receivable

The Company records Accounts receivable at the invoiced amount and does not charge interest on past due invoices. The Company reviews its accounts receivable from customers that are past due to identify specific accounts with known disputes or collectability issues. In determining the amount of the reserve, the Company makes judgments about the creditworthiness of customers based on ongoing credit evaluations. Based on historical receipts and collections history, management has recognized an allowance for doubtful accounts of $0.4 million and nil, respectively, as of December 31, 2021, and 2020.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Office equipment and computers	3 years
Furniture and fixtures	5 years

Intangible Assets

Intangible Assets

In December 2018, the Company acquired a multi-year license to access vehicle data from General Motors Holdings LLC (“GM”) through a Data Sharing Agreement that represents a contract-based intangible asset in accordance with ASC 805, Business Combinations. The Company’s data sharing agreement was recognized at its fair value and is being amortized over its contract life using the straight-line method as a finite-lived identifiable Intangible asset in accordance with ASC 350, Intangible Assets. Internally developed software is amortized on a straight-line basis over three years once the software testing is complete.

Internally Developed Software Costs

Internally Developed Software Costs

The Company capitalizes certain costs incurred for the internal development of software. Internally developed software includes the Company’s proprietary portal software and related applications and various applications used in the management of the Company’s portals. Costs incurred during the preliminary project stage for internal software programs are expensed as incurred. External and internal costs incurred during the application development stage of new software development, as well as for upgrades and enhancements for software programs that result in additional functionality are capitalized. Software development costs capitalized for the internal development of software are amortized over the estimated useful life of the applicable software. Impairment charges are taken as a result of circumstances that indicate that the carrying values of the assets were not fully recoverable. The Company has not recognized any impairment losses during the years ended December 31, 2021 and 2020.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company regularly evaluates whether events and circumstances have occurred that indicate the carrying amount of Property, plant and equipment and finite-lived Intangible assets may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the potential impairment by determining whether the carrying amount of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded in the Consolidated Statements of Operations and Comprehensive Loss. Fair values are determined based on quoted market prices or discounted cash flow analysis as applicable. The Company also regularly evaluates whether events and circumstances have occurred that indicate the useful lives of property and equipment and finite-lived intangible assets may warrant revision. The Company has not recognized any impairment losses during the years ended December 31, 2021 and 2020.

Troubled Debt Restructuring

Troubled Debt Restructuring

In July 2020, the Company amended its credit facility agreement with GM (the “GM Credit Facility”) under which a concession was granted to the Company because of financial difficulties. The modification to the GM Credit Facility represented a troubled debt restructuring (“TDR”) under ASC 470-60, Troubled Debt Restructurings. Under this guidance, the future undiscounted cash flows of the GM Credit Facility, as amended, exceeded the carrying value, and accordingly, no gain was recognized and no adjustment was made to the carrying value of the debt. Interest expense on the amended GM Credit Facility was computed using a new effective rate that equated the present value of the future cash payments specified by the new terms with the carrying value of the debt under the original terms.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●Step 1:   Identify the contract with the customer
●Step 2:   Identify the performance obligations in the contract
●Step 3:   Determine the transaction price
●Step 4:   Allocate the transaction price to the performance obligations in the contract
●Step 5:   Recognize revenue when the company satisfies a performance obligation

The Company applies the five-step model to contracts only when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

As part of the accounting for these arrangements, the Company must use its judgment to determine: (a) the number of performance obligations based on the determination under step (2) above; (b) the transaction price under step (3) above; (c) the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (4) above; and (d) the contract term and pattern of satisfaction of the performance obligations under step (5) above.

The Company works with the world’s leading automotive manufacturers to standardize connected vehicle data through a proprietary cloud software and analytics platform. These data points include, but are not limited to: traffic intelligence, high frequency vehicle movements, and common driving events and trends. This data is obtained from OEMs through license agreements. These contracts are referred to internally as “Ingress Agreements.” Wejo Neural Edge is hosted by cloud data centers, and as a function of this central hosting, the Wejo Neural Edge platform operates in a multi-tenancy environment, whereby all customers share the same standardized raw vehicle data. The end users of the Wejo Neural Edge platform can only access the data through a licensing agreement and do not have the ability to take possession of the software itself. These contracts are referred to internally as “Egress Agreements.”

The Company also has a limited number of “Data Management Agreements” in which customers have engaged Wejo to configure a single-tenant instance of Wejo’s Neural Edge platform. Once deployed, these platforms will be offered on a software-as-a-service (“SaaS”) basis, meaning that the customer cannot take possession of the software and can only utilize the platform in conjunction with the hosting services provided by Wejo.

Revenue is measured net based on the amount of consideration the Company expects to receive, reduced by associated revenue share due to certain OEMs under data license arrangements and related taxes. The Company applied the practical expedient in ASC 606 to expense as incurred those costs to obtain a contract with a customer for which the amortization period would have been one year or less. See Note 6, Revenue from Customers, for further discussion on revenue.

Cost of Revenue

Cost of Revenue (exclusive of depreciation and amortization)

Cost of revenue consists of data acquisition costs and hosting service expenses for the Company’s connected platform, including employee salaries and other employee costs that are related to the Company’s connected platform as well as revenue share and minimum fees for certain OEMs.

Technology and Development Expenses

Technology and Development Expenses

Technology and development expenses consist primarily of compensation-related expenses to the Company’s technology and development personnel incurred for the research and development of, enhancements to, and maintenance and operation of the Company’s products, equipment and related infrastructure, as well as data acquisition costs.

Sales and Marketing Expenses

Sales and Marketing Expenses

Sales and marketing expenses consist primarily of compensation-related expenses to the Company’s direct sales and marketing personnel, as well as costs related to advertising, industry conferences, promotional materials, and other sales and marketing programs. Advertising costs are expensed as incurred.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of compensation related expenses for executive management, finance, accounting, human resources, legal, and corporate information and technology, professional fees and facilities costs.

Share-Based Compensation

Share-Based Compensation

The Company grants equity awards under its share-based compensation programs, pursuant to the Articles of Association and the Company’s 2021 Equity Incentive Plan in the form of options and restricted share units.

The Company recognizes compensation expense for option awards and restricted share units based on the grant date fair value of the award. For equity awards with a service condition only, the Company recognizes non-cash share-based compensation costs over the requisite service period, which is the vesting period, on a straight-line basis. For equity awards without a substantive service condition, the Company recognizes non-cash share-based compensation costs upon the grant date in full. For equity awards with a combination of service and performance conditions, the Company recognizes non-cash share-based compensation expense on a straight-line basis over the requisite service period when the achievement of a performance-based milestone is probable of being met, based on the relative satisfaction of the performance condition as of the reporting date. The Company accounts for forfeitures as they occur.

The Company uses the intrinsic value to determine the fair value of restricted share units granted to the directors. The fair value of each share option grant is estimated on the date of grant using the Black-Scholes option pricing model. See Note 18 for the Company’s assumptions used in connection with option grants made during the periods covered by these consolidated financial statements. Assumptions used in the option pricing model include the following:

Expected volatility — The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.

Expected term — For those options granted and that become exercisable upon a performance condition, the Company uses the contractual term of the award to estimate its fair value and in the event that the option does not have a contractual expiration date, the Company uses an expected term determined by the expected timing of the performance condition. For those options granted by the Company, the expected term of the Company’s share options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.

Risk-free interest rate — The risk-free interest rate is determined by reference to the UK and U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to either the expected or contractual term of the award.

Expected dividend — Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on Common Shares and does not expect to pay any cash dividends in the foreseeable future.

Fair value of common stock — Given the absence of an active market for the Company’s common stock prior to the Business Combination, the Company calculated the fair value of its Common Shares in accordance with the guidelines in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s valuations of common stock were prepared using a market approach, based on precedent transactions in the shares, to estimate the Company’s total equity value using the option-pricing method (“OPM”), which used a combination of market approaches and an income approach to estimate the Company’s enterprise value. After Business Combination, the fair value of Common Shares is determined by reference to the closing price of common stock on the NASDAQ on the date of grant.

The OPM derives an equity value such that the value indicated is consistent with the investment price, and it provides an allocation of this equity value to each class of the Company’s securities. The OPM treats the various classes of stock as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, each class of stock has value only if the funds available for distribution to shareholders exceed the value of the share liquidation preferences of the class or classes of stock with senior preferences at the time of the liquidity event. A discount of lack of marketability of the Common Shares is then applied to arrive at an indication of value for the Common Shares. Key inputs and assumptions used in the OPM calculation include the following:Expected volatility.  The Company applied re-levered equity volatility based on the historical unlevered and re-levered equity volatility of publicly traded peer companies.

Expected dividend.  Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on Common Shares and does not expect to pay any cash dividends in the foreseeable future.

Expected term.  The expected term of the option or the estimated time until a liquidation event.

Risk-free interest rate.  The risk-free interest rate is determined by reference to the UK Treasury yield curve for the period commensurate with the expected timing of the exit event.

In addition, the Company’s Board of Directors considered various objective and subjective factors to determine the fair value of its Common Shares as of each grant date, including:

●	the prices at which the Company sold common stock;
●	the Company’s stage of development and business strategy;
●	external market conditions affecting the industry, and trends within the industry;
●	the Company’s financial position, including cash on hand, and its historical and forecasted performance and operating results;
●	the lack of an active public market for its Common Shares;
●	the likelihood of achieving a liquidity event, such as an initial public offering (“IPO”) or a sale of the company in light of prevailing market conditions; and
●	the analysis of IPOs and the market performance of similar companies in the industry.

The assumptions underlying the Company’s valuations represented management’s best estimates, which involved inherent uncertainties and the application of management’s judgment. As a result, if the Company had used significantly different assumptions or estimates, the fair value of its Common Shares could be materially different.

Legacy Wejo Warrants and Public Warrants

Legacy Wejo Warrants

The Company determines the accounting classification of warrants that it issues, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Distinguishing Liabilities from Equity, and then in accordance with ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the issuer to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Company assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815-40, in order to conclude equity classification, the Company assesses whether the warrants are indexed to its Common Shares and whether the warrants are classified as equity under ASC 815-40 or other applicable U.S. GAAP.

After all relevant assessments were made, the Company concluded the Legacy Wejo warrants, which were converted into ordinary shares of Legacy Wejo, which were then converted into Common Shares of the Company as of the closing of the Business

Combination, are classified as equity. Equity classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized subsequent to the issuance date. For additional discussion on warrants see Note 15, Warrants.

Public Warrants

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for 11,500,000 shares of Public Warrants as warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s Consolidated Statements of Operations and Comprehensive Loss. The measurement of the Public Warrants as of Business Combination Date and December 31, 2021 used the observable market quote in the active market.

Exchangeable Right Liability

Exchangeable Right Liability

The Exchangeable Right is accounted for as a derivative liability under ASC 815-40 as they are freestanding instruments with provisions that preclude them from being indexed to the Company’s stock.

The Exchangeable Right was initially recorded at fair value on the closing date of the Business Combination (November 18, 2021) using a Black-Scholes model and was subsequently remeasured at the balance sheet date with the changes in fair value recognized within its respective line in the Consolidated Statements of Operations and Comprehensive Loss.

Benefit from Research and Development Tax Credit

Benefit from Research and Development Tax Credit

The Company is subject to corporate taxation in the UK. Due to the nature of our business, the Company has generated losses since inception. The benefit from research and development (“R&D”) tax credits is recognized in the Consolidated Statements of Operations and Comprehensive Loss as a component of other income (expense), net, and represents the sum of the research and development tax credits recoverable in the UK.

As a company that carries out research and development activities, the Company is able to submit tax credit claims under the UK Research and Development Expenditure Credit (“RDEC”) program. Qualifying expenditures largely comprise employment costs for research staff, consumables and certain internal overhead costs incurred as part of research projects for which the Company does not receive income.

Each reporting period, the Company evaluates whether it is expected to be eligible for the tax relief program and records in other income (expense) for the portion of the expense that it expects to qualify under the programs, that it plans to submit a claim for, and has reasonable assurance that the amount will ultimately be realized. Based on criteria established by HM Revenue and Customs (“HMRC”), the Company expects a proportion of expenditures to be eligible for the RDEC programs for the years ended December 31, 2021 and 2020. The RDEC credits are not dependent on the Company generating future taxable income or on its ongoing tax status or tax position. The Company has assessed its research and development activities and expenditures to determine whether the nature of the activities and expenditures will qualify for credit under the tax relief programs and whether the claims will ultimately be realized based on the allowable reimbursable expense criteria established by the UK government which are subject to interpretation. At each period end, the Company estimates the reimbursement available to it based on information available at the time.

The Company recognizes credits from the research and development incentives when the relevant expenditure has been incurred and there is reasonable assurance that the reimbursement will be received. The Company makes estimates of the research and development tax credit receivable as of each balance sheet date, based upon facts and circumstances known at the time. Although the Company does not expect its estimates to be materially different from amounts ultimately recognized, its estimates could differ from actual results. To date, there have not been any material adjustments to the Company’s prior estimates of the RDEC tax credit receivable.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in its tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that deferred tax assets will be recovered in the future to the extent management believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed as the amount of benefit to recognize in the consolidated financial statements. The amount of benefits that may be used is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties. As of December 31, 2021 and 2020, the Company has not identified any uncertain tax positions.

The Company recognizes interest and penalties related to unrecognized tax benefits on the Income tax expense line in the accompanying Consolidated Statements of Operations and Comprehensive Loss. As of December 31, 2021 and 2020, no accrued interest or penalties are included on the related tax liability line in the Consolidated Balance Sheets.

Comprehensive Loss	Comprehensive Loss Comprehensive loss includes net loss as well as other changes in shareholders’ equity (deficit) that result from transactions and economic events other than those with shareholders.
Net Loss per Share

Net Loss per Share

The Company has reported losses since inception and has computed basic net loss per share attributable to common shareholders by dividing net loss attributable to common shareholders by the weighted-average number of Common Shares outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per ordinary share after giving consideration to all potentially dilutive Common Shares, including warrants and share options, outstanding during the period determined using the treasury-share and if-converted methods, except where the effect of including such securities would be antidilutive. Because the Company has reported net losses since inception, these potential Common Shares have been anti-dilutive and basic and diluted loss per share were the same for all periods presented.

Segment Information

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating and reportable segment, which is the business of delivering connected vehicle data and related insights. The Company provides vehicle data to customers, the significant majority of whom are in the U.S., and its headquarters are located in the UK. The majority of the Company’s tangible assets are held in the UK.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments include cash, accounts receivable, prepaid expenses, accounts payable and accrued expenses, which approximate fair value because of their short-term maturities. Certain assets of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Public Warrants are classified within Level 1 of the fair value hierarchy because its fair values are quoted from active markets. The Company’s Forward Purchase Agreement, Exchangeable Right Liability, Advanced Subscription Agreements and derivative liability associated with the convertible loans are classified within Level 3 of the fair value hierarchy because their fair values are estimated by utilizing valuation models and significant unobservable inputs. The Company’s convertible loans payable, long-term debt and debt from related parties are measured at amortized cost, given the fair value option was not elected.

Convertible Loans

Convertible Loans

The Company accounted for its convertible loans in accordance with ASC Topic 470-20, Debt with Conversion and Other Options. Convertible loans were classified as liabilities measured at amortized cost, net of debt discounts from the allocation of proceeds. Interest expense was recognized using the effective interest method over the expected term of the debt instrument pursuant to ASC Topic 835, Interest.

Derivative Liability

Derivative Liability

The Company’s convertible loans (see Note 13) before the conversion contained redemption features that met the definition of a derivative instrument. The Company classified these instruments as a liability on its Consolidated Balance Sheets because the redemption features were not clearly and closely related to its host instrument and met the definition of a derivative. The derivative liability was initially recorded at fair value upon issuance of the convertible loans and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability were recognized on the Consolidated Statements of Operations and Comprehensive Loss.

Forward Purchase Agreement

Forward Purchase Agreement

On November 10, 2021, Apollo and the Company entered into the Forward Purchase Agreement, which is a freestanding financial instrument. The Company accounts for the Forward Purchase Agreement in accordance with ASC 815-40, under which the Forward Purchase Agreement do not meet the criteria for equity classification and must be recorded as assets. Accordingly, the Company recognized the Forward Purchase Agreement within current assets on the Consolidated Balance Sheets as well as on the Consolidated Statements of Operations and Comprehensive Loss with regards to changes in the fair value.

The fair value of the Forward Purchase Agreement was initially and subsequently measured by an option pricing approach considering Apollo's rights to retain proceeds in excess of $10 per share, or the “Forward Price”. Apollo's rights to retain excess proceeds beyond Forward Price economically serves as a cap for the Company’s potential future value per share. The Company may deliver a written notice to Apollo requesting partial settlement of the transaction subject to there being a remaining percentage of the Forward Purchase Agreement shares that has not become terminated shares within a six month or one year period.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU”). ASU 2016-02 will require lessees to recognize most leases on their balance sheet as a right-of-use asset and a lease liability. Leases will be classified as either operating or finance, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. As an emerging growth company (“EGC”), the Company has adopted the guidance with nonpublic entities during the annual reporting periods beginning after December 15, 2021 and interim periods beginning after December 15, 2022.

On January 1, 2022, the Company adopted ASU 2016-02, using the modified retrospective method. The Company expects to recognize, among other adjustments, operating lease assets totaling approximately $3.5 million and operating lease liabilities of approximately $3.5 million on the Consolidated Balance Sheet at January 1, 2022 as a result of the implementation of this standard. The Company does not expect this standard to materially impact earnings upon adoption. As implementation of this standard results in adjustments to and reclassifications of assets and liabilities which are non-cash in nature, there will be no impact on the Company’s cash flows in connection with the adoption of this standard.

In June 2019, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) and also issued subsequent amendments to the initial guidance, ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02, and ASU 2020-03 (collectively, “Topic 326”), to introduce a new impairment model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Topic 326 requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amounts. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. For non-public companies, Topic 326 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of its pending adoption of Topic 326 on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12 (“Topic 740”), Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify the accounting for income taxes. This update removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The new standard will be effective beginning April 1, 2022. The Company does not expect the adoption of ASU 2019-12 to have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for convertible instruments by removing major separation models required under current guidance. ASU 2020-06 also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those annual reporting periods, with early adoption permitted. The Company does not believe that the impact of adopting ASU 2020-06 will have a material impact on its consolidated financial statements and related disclosures.